PROPERTY, PLANT AND EQUIPMENT - Movements (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT
Opening balance	$ 710,770,968	$ 659,750,499	$ 666,150,885
Additions	94,449,283	128,908,309	147,938,328
Right-of use additions	21,721,728
Disposals	(1,564,309)	(3,008,397)	(3,031,175)
Depreciation expense	(98,889,546)	(97,622,629)	(97,320,958)
Amortization	(8,254,568)
Increase (decrease) due to foreign currency translation differences	14,309,271	(66,171,006)	(45,170,497)
Other increase (decrease)	(9,823,964)	88,914,192	(8,816,084)
Total movements	11,947,895	51,020,469	(6,400,386)
Ending balance	722,718,863	710,770,968	659,750,499
Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Opening balance	26,048,670	84,118,716	49,986,111
Additions	49,134,461	65,284,334	89,392,003
Disposals	(8,761)
Transfers between items of Property, plant and equipment	(48,358,902)	(109,893,610)	(41,957,409)
Right-of-use transfers	(25,991)
Increase (decrease) due to foreign currency translation differences	688,063	(6,880,059)	(13,319,346)
Other increase (decrease)	(186,959)	(6,580,711)	17,357
Total movements	1,241,911	(58,070,046)	34,132,605
Ending balance	27,290,581	26,048,670	84,118,716
Land
PROPERTY, PLANT AND EQUIPMENT
Opening balance	100,479,196	96,990,155	91,961,876
Additions			4,955,929
Disposals		(5,465)
Transfers between items of Property, plant and equipment	2,268,316
Increase (decrease) due to foreign currency translation differences	1,529,526	(4,615,830)	72,350
Other increase (decrease)	(80,284)	8,110,336
Total movements	3,717,558	3,489,041	5,028,279
Ending balance	104,196,754	100,479,196	96,990,155
Buildings
PROPERTY, PLANT AND EQUIPMENT
Opening balance	214,160,351	162,385,848	173,073,161
Additions	749,800	504,675	1,674,734
Disposals	(5,902)	(209,713)	(300,079)
Transfers between items of Property, plant and equipment	430,971	45,032,440	3,450,060
Right-of-use transfers	(266,007)
Depreciation expense	(7,681,481)	(7,001,828)	(5,880,770)
Increase (decrease) due to foreign currency translation differences	4,685,319	(14,485,709)	(9,538,737)
Other increase (decrease)	(99,276)	27,934,638	(92,521)
Total movements	(2,186,576)	51,774,503	(10,687,313)
Ending balance	211,973,775	214,160,351	162,385,848
Plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Opening balance	207,403,985	155,833,080	190,402,625
Additions	11,582,259	17,924,606	4,992,508
Disposals	(352,204)	(1,002,133)	(700,973)
Transfers between items of Property, plant and equipment	20,735,065	54,460,571	24,250,647
Right-of-use transfers	(13,788,120)
Depreciation expense	(37,572,910)	(39,182,401)	(36,026,939)
Increase (decrease) due to foreign currency translation differences	3,228,519	(17,048,903)	(20,492,851)
Other increase (decrease)	(5,883,370)	36,419,165	(6,591,937)
Total movements	(22,050,761)	51,570,905	(34,569,545)
Ending balance	185,353,224	207,403,985	155,833,080
Information technology equipment
PROPERTY, PLANT AND EQUIPMENT
Opening balance	5,184,721	4,627,325	6,122,912
Additions	675,974	783,299	945,827
Disposals	(977)		(1,062,530)
Transfers between items of Property, plant and equipment	1,019,048	622,222	1,133,684
Right-of-use transfers	(23,712)
Depreciation expense	(1,949,851)	(1,830,295)	(2,190,107)
Increase (decrease) due to foreign currency translation differences	83,757	(414,850)	(320,634)
Other increase (decrease)	12,885	1,397,020	(1,827)
Total movements	(182,876)	557,396	(1,495,587)
Ending balance	5,001,845	5,184,721	4,627,325
Fixed facilities and accessories
PROPERTY, PLANT AND EQUIPMENT
Opening balance	21,057,169	19,589,877	20,466,113
Additions	7,271	165,226
Disposals	(8,911)		(4,161)
Transfers between items of Property, plant and equipment	1,379,012	1,481,081	2,548,441
Depreciation expense	(2,977,512)	(2,668,535)	(2,112,681)
Increase (decrease) due to foreign currency translation differences	386,253	(4,048,135)	(1,307,835)
Other increase (decrease)	(1)	6,537,655
Total movements	(1,213,888)	1,467,292	(876,236)
Ending balance	19,843,281	21,057,169	19,589,877
Vehicles. net
PROPERTY, PLANT AND EQUIPMENT
Opening balance	21,798,601	29,263,265	23,896,425
Additions	(342,001)	1,451,462	1,512,162
Disposals	(52,095)	(203,036)	(173,190)
Transfers between items of Property, plant and equipment	7,650,847	(2,218,354)	2,253,061
Right-of-use transfers	(1,181,465)
Depreciation expense	(6,267,039)	(5,201,263)	(5,303,332)
Increase (decrease) due to foreign currency translation differences	464,563	(1,722,767)	7,441,057
Other increase (decrease)	(110,264)	429,294	(362,918)
Total movements	162,546	(7,464,664)	5,366,840
Ending balance	21,961,147	21,798,601	29,263,265
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Opening balance	32,177	7,415	190,523
Additions	1,309	1,430	13,529
Disposals	(155)
Transfers between items of Property, plant and equipment	65,250	22,000
Depreciation expense	(30,737)	(11,112)	(61,033)
Increase (decrease) due to foreign currency translation differences	2,177	169	(34,272)
Other increase (decrease)		12,275	(101,332)
Total movements	37,844	24,762	(183,108)
Ending balance	70,021	32,177	7,415
Other Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Opening balance	114,606,098	106,934,818	110,051,139
Additions	32,640,210	42,793,277	44,451,636
Disposals	(1,135,304)	(1,588,050)	(790,242)
Transfers between items of Property, plant and equipment	14,810,393	10,493,650	8,321,516
Right-of-use transfers	(2,520,405)
Depreciation expense	(42,410,016)	(41,727,195)	(45,746,096)
Increase (decrease) due to foreign currency translation differences	2,216,555	(16,954,922)	(7,670,229)
Other increase (decrease)	(3,423,128)	14,654,520	(1,682,906)
Total movements	178,305	7,671,280	(3,116,321)
Ending balance	114,784,403	$ 114,606,098	$ 106,934,818
Rights of use
PROPERTY, PLANT AND EQUIPMENT
Right-of use additions	21,721,728
Right-of-use transfers	17,805,700
Amortization	(8,254,568)
Increase (decrease) due to foreign currency translation differences	1,024,539
Other increase (decrease)	(53,567)
Total movements	32,243,832
Ending balance	32,243,832
Right-of-asset amortization	5,994,037
Depreciation (today amortization) of goods acquired under the finance lease method	$ 2,260,531